INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
2022	$ 8,837,000	$ 687,000
2023	8,549,000	687,000
2024	8,527,000	399,000
2025	8,427,000	377,000
2026		277,000
2027	2,949,000	176,000
Future amortization expense		$ 2,603,000	$ 4,191,000
2027	7,742,000
2028	6,050,000
2029	6,050,000
2030 and thereafter	15,733,000
Intangible Assets Net recognized	$ 72,864,000